DEBT - Obligation to GDS Service Provider (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jul. 01, 2022	Aug. 31, 2021	Jan. 31, 2021	Apr. 30, 2020
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 1,576		$ 4,292
Interest rate (in percent)	25.00%				1.00%
Principal repayments		$ 673
GDS Obligation
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 1,419
Interest rate (in percent)			6.00%
Accrued interest	27	57
Principal repayments	447
Interest repayments	21	104
Outstanding balance	$ 298	$ 745